Debt (Senior secured notes) (Details)	12 Months Ended
	Dec. 31, 2017 subsidiary	Aug. 20, 2010 USD ($)
Debt Instrument [Line Items]
Number of subsidiaries that have guaranteed the debt | subsidiary	2
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Face amount		$ 3,900,000,000.0
Prepayment penalty percentage	1.00%
Spread over reference rate	0.50%
6.5% Senior Secured Bonds, Due September 2014 [Member]
Debt Instrument [Line Items]
Face amount		$ 1,350,000,000.00
Stated interest rate		6.50%
6.75% Senior Secured Bonds, Due September 2016 [Member]
Debt Instrument [Line Items]
Face amount		$ 1,275,000,000.000
Stated interest rate		6.75%
7.125% Senior Secured Bonds, Due September 2018 [Member]
Debt Instrument [Line Items]
Face amount		$ 1,275,000,000.000
Stated interest rate		7.125%